INTANGIBLE ASSETS, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 5 – INTANGIBLE ASSETS, NET

Intangible assets and related accumulated amortization were as follows:

	March 31, 2023	December 31, 2022
Distribution channel	$3,135,879	$3,117,635
Others	27,151	27,809
Total intangible assets	3,163,030	3,145,444
Less: Accumulated amortization	(1,887,441)	(1,822,875)
Less: Accumulated impairment	(957,215)	(951,643)
Intangible assets, net	$318,374	$370,926

Amortization expense for the three months ended March 31, 2023 and 2022 was $54,111 and $211,957, respectively, included in cost of revenues and general and administrative expenses.

As of March 31, 2023, the future estimated amortization costs for intangible assets are as follows:

Year ending December 31,
2023 (remaining)	$161,697
2024	145,016
2025	5,255
2026	5,255
2027	1,151
Total	$318,374

NOTE 6 – INTANGIBLE ASSETS

Intangible assets and related accumulated amortization were as follows:

	2022	2021
Distributor channel	$3,117,635	$3,389,404
Others	27,809	22,299
Total intangible assets	3,145,444	3,411,703
Less: Accumulated amortization	(1,822,875)	(1,129,913)
Less: Impairment loss	(951,643)	-
Total	$370,926	$2,281,790

Amortization expense for the years ended December 31, 2022 and 2021 was $806,539 and $844,907, respectively, included in cost of revenues and general and administrative expenses. During the years ended December 31, 2022 and 2021, the Company recognized impairment loss of $979,428 and $nil, respectively.

As of December 31, 2022, the future estimated amortization costs for intangible assets are as follows:

2023	$213,983
2024	144,510
2025	5,562
2026	5,562
Thereafter	1,309
Total	$370,926